K&L GATES LLP 1601 K STREET, N.W. WASHINGTON, DC 20006 T +1 202 778 9000 F +1 202 778 9100 klgates.com

April 13, 2018
VIA EDGAR
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re:	Carillon Series Trust
Registration Statement on Form N-14

Dear Sir or Madam:

Transmitted herewith for filing on behalf of Carillon Series Trust (the “Registrant”), pursuant to the Securities Act of 1933, as amended (the “1933 Act”), and Regulation C thereunder, is a registration statement for the Trust on Form N-14 (the “Registration Statement”).  The Registration Statement includes a Combined Prospectus and Information Statement to be delivered to the shareholders of Carillon Eagle Smaller Company Fund and Carillon Eagle Mid Cap Stock Fund (the “Target Funds”).  At a meeting held on held on November 17, 2017, the Trustees of the Trust approved the reorganization of Carillon Eagle Smaller Company Fund and Carillon Eagle Mid Cap Stock Fund into Carillon Scout Small Cap Fund and Carillon Eagle Mid Cap Growth Fund, respectively (the “Reorganizations”).  Carillon Scout Small Cap Fund and Carillon Eagle Mid Cap Growth Fund are also series of the Trust.  The Reorganizations do not require a shareholder vote.
Pursuant to Rule 488 under the 1933 Act, it is proposed that the Registration Statement become effective on the 30th day after the date of this filing.
This transmission contains a conformed signature page.  The manually signed original of this document is maintained at the offices of the Trust.
If you have any questions or comments concerning the foregoing, please call me at (202) 778-9015.
Very truly yours,
/s/ Kathy Kresch Ingber
Kathy Kresch Ingber

cc:	Susan L. Walzer Daniel R. Dzibinski
Carillon Tower Advisers, Inc.